Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Common share cash dividends paid (in dollars per share)	$ 1.28	$ 0.4	$ 0.5
Accumulated deficit
Common share cash dividends declared (in dollars per share)	1.28	0.40	500.00
Common share cash dividends paid (in dollars per share)	1.28	0.40	500.00
Cash dividends declared on preference shares (in dollars per share)	$ 0	$ 80	$ 80